PREPAID LAND USE RIGHTS	12 Months Ended
Dec. 31, 2018
PREPAID LAND USE RIGHTS
PREPAID LAND USE RIGHTS

7     PREPAID LAND USE RIGHTS

Prepaid land use rights consisted of the following:

	As of December 31,
	2017	2018

Prepaid land use rights	28,370	765,114
Less: Accumulated amortization	(2,125)	(8,157)
Prepaid land use rights, net	26,245	756,957

Amortization of prepaid land use rights was RMB616,  RMB547 and RMB6,082 for the years ended December 31, 2016, 2017 and 2018, respectively.

Prepaid land use rights with a net book value of RMB6,091 and RMB13,241 were pledged as security for bank loans (note 9) as of December 31, 2017 and 2018, respectively.